ING Partners, Inc.

ING Templeton Foreign Equity Portfolio

(“Portfolio”)

Supplement dated February 6, 2007 to the

Service Class (“S Class”) and Adviser Class (“ADV Class”) Prospectus

and the Initial Class (“I Class”) Prospectus

each dated April 28, 2006

Effective November 30, 2006, Antonio Docal, Peter Nori, and Matthew Nagle were named co-managers to the Portfolio.  Guang Yang was removed as portfolio manager of the Portfolio.

1.               All references to Guang Yang as a portfolio manager to the Portfolio are hereby deleted.

2.               The second paragraph under the section entitled “Management of the Portfolios” – “Sub-Advisers” – “ING Templeton Foreign Equity Portfolio” on page 81 of the S Class and ADV Class Prospectus and on page 76 of the I Class Prospectus is hereby deleted in its entirety and replaced with the following:

Gary P. Motyl, Peter A. Nori, Antonio T. Docal, Cindy L. Sweeting and Matthew R. Nagle serve as the management team for ING Templeton Foreign Equity Portfolio.  Mr. Motyl and Ms. Sweeting have managed the portfolio since its inception and Mr. Nori, Mr. Docal and Mr. Nagle have managed the Portfolio since November 2006.

Mr. Motyl, President of Templeton, has primary responsibility for the Portfolio’s investments, and has managed certain of the Templeton funds since 1996.  In this capacity, he has had primary responsibility for fund investments and has had authority over all aspects of portfolio management.  He joined Franklin Templeton Investments in 1981.  Mr. Nori, Mr. Docal, Ms. Sweeting and Mr. Nagle have secondary portfolio management responsibilities.  Mr. Nori, Executive Vice President of Templeton, joined Franklin Templeton Investments in 1987 and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment.  Mr. Docal, Senior Vice President, joined Franklin Templeton Investments in 2001 and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment.  Ms. Sweeting, Executive Vice President and Director of Research of Templeton, joined Franklin Templeton Investments in 1997 and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment.  Mr. Nagle, Assistant Portfolio Manager and Research Analyst, joined Franklin Templeton Investments in 2003, and has provided research and advice on the purchase and sale of individual securities and portfolio risk assessment.  Prior to joining Templeton, Mr. Nagle worked as an associate sell-side analyst for Sanford C. Bernstein & Co. in New York City beginning in July 2000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Partners, Inc.

ING Templeton Foreign Equity Portfolio

(“Portfolio”)

Supplement dated February 6, 2007 to the

Service Class (“S Class”), Adviser Class (“ADV Class”) and

the Initial Class (“I Class”) Statement of Additional Information (“SAI”)

dated April 28, 2006

Effective November 30, 2006, Antonio Docal, Peter Nori and Matthew Nagle were named co-managers to the Portfolio.  Guang Yang was removed as portfolio manager of the Portfolio.

1.               All references to Guang Yang as a portfolio manager to the Portfolio are hereby deleted.

2.               Effective November 30, 2006, the table and the footnotes thereto, in the section entitled “Other Information About Portfolio Managers” in the sub-section entitled “ING Templeton Foreign Equity Portfolio” — “Other Accounts Managed” on page 128  and the table in the sub-section entitled “Portfolio Manager Ownership of Securities” on page 130 are hereby revised as follows:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets
		(in millions)		(in millions)		(in millions)
Antonio Docal(1)	4	$9,703.1	2	$781.4	49	$6,760.9
Peter Nori(1)	10	$14,300.3	3	$1,332.4	29	$5,668.3
Matthew Nagle(1)	0	$0	0	$0	0	$0

(1)          The number of accounts and total assets in the accounts is shown as of December 31, 2006.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned
Antonio Docal(1)	none
Peter Nori(1)	none
Matthew Nagle(1)	none

(1)          The dollar range of shares of the Portfolio owned by each portfolio manager is shown as of December 31, 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE